Fair Value Measurements - Summary the Fair Value of Assumption of Warrant Liabilities (Details) (USD $)	3 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Stock price	$ 1.04
Weighted average strike price	$ 0.24
Remaining contractual term (years)	3 years 8 months 12 days
Volatility	124.00%
Risk-free rate	1.37%
Dividend yield	0.00%